UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD July 26, 2007
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	144
Form 13F Information Table Value Total: 	$266,486

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      953    22971 SH       SOLE                    22971
ATC Healthcare, Inc.           COM              00209C102       17    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     5038    94079 SH       SOLE                    94079
Aflac Inc.                     COM              001055102      283     5513 SH       SOLE                     5513
Allied Capital Corp.           COM              01903Q108      414    13385 SH       SOLE                    13385
Allied Defense Group Inc.      COM              019118108       85    11035 SH       SOLE                    11035
Altria Group Inc.              COM              02209S103      626     8920 SH       SOLE                     8920
American Express Co.           COM              025816109     1662    27159 SH       SOLE                    27159
American International Group,  COM              026874107     7962   113697 SH       SOLE                   113697
Amgen, Inc.                    COM              031162100      340     6143 SH       SOLE                     6143
Apple Computer                 COM              037833100      759     6223 SH       SOLE                     6223
Automatic Data Processing, Inc COM              053015103     3757    77505 SH       SOLE                    77505
BB&T Corporation               COM              054937107      249     6124 SH       SOLE                     6124
BP PLC ADR                     COM              055622104      346     4794 SH       SOLE                     4794
Bank of America Corp.          COM              060505104     6486   132662 SH       SOLE                   132662
Barr Pharmaceuticals, Inc.     COM              068306109     5441   108314 SH       SOLE                   108314
Berkshire Hathaway, Inc.- CL A COM              084670108      219        2 SH       SOLE                        2
Berkshire Hathaway, Inc.- CL B COM              084670207     5058     1403 SH       SOLE                     1403
Biomet, Inc.                   COM              090613100      672    14695 SH       SOLE                    14695
Broadridge Financial Solutions COM              11133T103      200    10458 SH       SOLE                    10458
CSX Corp., Inc.                COM              126408103      252     5600 SH       SOLE                     5600
CVS/Caremark Corp.             COM              126650100     7075   194091 SH       SOLE                   194091
Capital One Financial Corp.    COM              14040H105     4648    59250 SH       SOLE                    59250
Cardinal Health Inc.           COM              14149Y108      258     3650 SH       SOLE                     3650
Caterpillar Inc.               COM              149123101      211     2700 SH       SOLE                     2700
ChevronTexaco Corp.            COM              166764100     1299    15418 SH       SOLE                    15418
Chipotle Mexican Grill - CL B  COM              169656204     1189    15125 SH       SOLE                    15125
Chipotle Mexican Grill Inc.    COM              169656105     5362    62880 SH       SOLE                    62880
Cisco Systems, Inc.            COM              17275R102     5704   204822 SH       SOLE                   204822
Citigroup, Inc.                COM              172967101     4424    86246 SH       SOLE                    86246
Citizens Communications        COM              17453B101      237    15544 SH       SOLE                    15544
Coca-Cola Co.                  COM              191216100      533    10185 SH       SOLE                    10185
Colgate Palmolive Co.          COM              194162103      236     3636 SH       SOLE                     3636
Conocophillips                 COM              20825C104     1345    17136 SH       SOLE                    17136
Constellation Energy Group, In COM              210371100      976    11195 SH       SOLE                    11195
Coventry Health Care Inc.      COM              222862104     1757    30485 SH       SOLE                    30485
Cree Research, Inc.            COM              225447101      211     8175 SH       SOLE                     8175
Dentsply Intl Inc.             COM              249030107      311     8120 SH       SOLE                     8120
Dominion Resources, Inc.       COM              25746U109      816     9458 SH       SOLE                     9458
Duke Energy Corp.              COM              26441C105      522    28530 SH       SOLE                    28530
Duke Weeks Realty Corp.        COM              264411505      234     6550 SH       SOLE                     6550
Education Realty Trust Inc.    COM              28140H104      576    41050 SH       SOLE                    41050
Electronic Arts Inc.           COM              285512109     3531    74626 SH       SOLE                    74626
Eli Lilly & Co.                COM              532457108      500     8950 SH       SOLE                     8950
Enbridge Energy Partners LP    COM              29250R106     2326    41865 SH       SOLE                    41865
Equity Resident PPTYS SH Ben I COM              29476L107      242     5293 SH       SOLE                     5293
Express Scripts, Inc.          COM              302182100    13704   274018 SH       SOLE                   274018
Exxon Mobil Corp               COM              30231G102     8080    96333 SH       SOLE                    96333
FPL Group Inc.                 COM              302571104      318     5600 SH       SOLE                     5600
First Data Corporation         COM              319963104     1260    38577 SH       SOLE                    38577
Gamestop Corp.                 COM              36467W109     1456    37250 SH       SOLE                    37250
General Electric Co., Inc.     COM              369604103     7476   195292 SH       SOLE                   195292
GlaxoSmithKline PLC            COM              37733W105      399     7614 SH       SOLE                     7614
Glimcher Realty Trust REIT     COM              379302102      506    20250 SH       SOLE                    20250
Health Care Property Investmen COM              421915109     1803    62323 SH       SOLE                    62323
Health Care Reit Inc.          COM              42217K106     1688    41831 SH       SOLE                    41831
Healthextras, Inc.             COM              422211102     6846   231454 SH       SOLE                   231454
Healthways, Inc.               COM              422245100      207     4365 SH       SOLE                     4365
Heinz (H.J.), Inc.             COM              423074103     3195    67315 SH       SOLE                    67315
Hewlett-Packard Company        COM              428236103      753    16869 SH       SOLE                    16869
Home Depot, Inc.               COM              437076102     4628   117619 SH       SOLE                   117619
Intel Corp.                    COM              458140100     6225   262196 SH       SOLE                   262196
Intl Business Machines, Corp.  COM              459200101      874     8303 SH       SOLE                     8303
J P Morgan Chase & Co.         COM              46625H100      201     4152 SH       SOLE                     4152
Johnson & Johnson              COM              478160104     5942    96424 SH       SOLE                    96424
Kinder Morgan Energy Unit LTD  COM              494550106     2524    45741 SH       SOLE                    45741
Laboratory Corporation of Amer COM              50540R409      280     3575 SH       SOLE                     3575
Legg Mason, Inc.               COM              524901105     6534    66419 SH       SOLE                    66419
MDU Resources Group            COM              552690109      379    13500 SH       SOLE                    13500
Macerich Company REIT          COM              554382101      226     2736 SH       SOLE                     2736
Marathon Oil Corp.             COM              565849106      433     7216 SH       SOLE                     7216
Marriott International Corpora COM              571903202      216     5000 SH       SOLE                     5000
McCormick & Co., Inc. - Voting COM              579780107     3900   102217 SH       SOLE                   102217
McCormick & Company, Inc.      COM              579780206     1690    44251 SH       SOLE                    44251
McDonald's Corp., Inc.         COM              580135101      441     8692 SH       SOLE                     8692
McKesson Corporation           COM              58155Q103      298     5000 SH       SOLE                     5000
Medco Health Solutions Inc.    COM              58405U102      386     4955 SH       SOLE                     4955
Medtronic, Inc.                COM              585055106     5240   101033 SH       SOLE                   101033
Merck & Co., Inc.              COM              589331107      442     8872 SH       SOLE                     8872
Microsoft Corp.                COM              594918104     6424   217978 SH       SOLE                   217978
Muni MTG & Equity LLC Growth S COM              62624B101      222     9100 SH       SOLE                     9100
Nationwide Health Ppty         COM              638620104      625    22975 SH       SOLE                    22975
Nokia Corp Sponsored ADR       COM              654902204      471    16750 SH       SOLE                    16750
Oceaneering Intl Inc.          COM              675232102      332     6300 SH       SOLE                     6300
Omniture, Inc.                 COM              68212S109    28421  1240000 SH       SOLE                  1240000
Oracle Corp.                   COM              68389X105      390    19791 SH       SOLE                    19791
PNC Bank Corporation, Inc      COM              693475105      380     5313 SH       SOLE                     5313
PPL Corporation                COM              69351T106      201     4296 SH       SOLE                     4296
Pepsico, Inc.                  COM              713448108     6356    98014 SH       SOLE                    98014
Pfizer, Inc.                   COM              717081103     4870   190463 SH       SOLE                   190463
Procter & Gamble, Co.          COM              742718109     3268    53400 SH       SOLE                    53400
Provident Bankshares, Inc.     COM              743859100      850    25933 SH       SOLE                    25933
Provident Energy Trust F Trust COM              74386K104      138    11600 SH       SOLE                    11600
Qualcomm, Inc.                 COM              747525103     3906    90021 SH       SOLE                    90021
Rock-Tenn Company-CL A         COM              772739207      494    15565 SH       SOLE                    15565
Royal Dutch Shell              COM              780259206      534     6575 SH       SOLE                     6575
SPX Corporation                COM              784635104      845     9620 SH       SOLE                     9620
Sandy Spring Bancorp, Inc.     COM              800363103      314    10000 SH       SOLE                    10000
Schering Plough Corp.          COM              806605101      216     7100 SH       SOLE                     7100
Schlumberger Inc.              COM              806857108      557     6560 SH       SOLE                     6560
Simon Property Group           COM              828806109      360     3864 SH       SOLE                     3864
Sirius Satellite Radio         COM              82966U103       30    10000 SH       SOLE                    10000
Sovereign Bancorp Inc.         COM              845905108      279    13180 SH       SOLE                    13180
Spectra Energy Corp.           COM              847560109      281    10819 SH       SOLE                    10819
St. Jude Medical, Inc.         COM              790849103      382     9200 SH       SOLE                     9200
SunTrust Banks, Inc.           COM              867914103      287     3346 SH       SOLE                     3346
Symantec Corp.                 COM              871503108      681    33700 SH       SOLE                    33700
T.Rowe Price Group, Inc.       COM              74144T108      644    12402 SH       SOLE                    12402
Target Corp.                   COM              87612E106      367     5771 SH       SOLE                     5771
Tellabs, Inc.                  COM              879664100      429    39900 SH       SOLE                    39900
Time Warner Inc.               COM              887317105     3073   146060 SH       SOLE                   146060
Tyco International Ltd.        COM              902124106      639    18908 SH       SOLE                    18908
United Parcel Service Inc.     COM              911312106      208     2850 SH       SOLE                     2850
United Technologies, Inc.      COM              913017109      213     3002 SH       SOLE                     3002
Verizon Communications         COM              92343V104      542    13158 SH       SOLE                    13158
WGL Holdings, Inc.             COM              92924F106      285     8722 SH       SOLE                     8722
Wal-Mart Company, Inc.         COM              931142103      976    20295 SH       SOLE                    20295
Walt Disney Company, Inc.      COM              254687106      412    12082 SH       SOLE                    12082
Weingarten Realty Investment S COM              948741103      408     9917 SH       SOLE                     9917
Wells Fargo Inc.               COM              949746101      461    13096 SH       SOLE                    13096
Wyeth                          COM              983024100      468     8168 SH       SOLE                     8168
Zimmer Holdings, Inc.          COM              98956P102     1285    15140 SH       SOLE                    15140
Felcor Lodging Trust PFD A Con PFD              31430F200      471    18525 SH       SOLE                    18525
Cohen & Steers REIT & Utility  COM              19247Y108      512 24052.2421SH      SOLE               24052.2421
DWS Rreef Real Estate Fund, In COM              233384106      286 12076.0000SH      SOLE               12076.0000
IShares MSCI Hong Kong Index F COM              464286871      434 25490.0000SH      SOLE               25490.0000
IShares MSCI Japan Index Fund  COM              464286848     1117 77015.0000SH      SOLE               77015.0000
IShares Russell 1000 Growth    COM              464287614      603 10191.0000SH      SOLE               10191.0000
IShares Russell 1000 Value     COM              464287598      531 6125.0000SH       SOLE                6125.0000
IShares Russell 2000 Index Fun COM              464287655     1116 13451.0000SH      SOLE               13451.0000
IShares Russell MidCap Index F COM              464287499      423 3885.0000SH       SOLE                3885.0000
IShares Russell Midcap Value I COM              464288406      787 5000.0000SH       SOLE                5000.0000
IShares S&P Euro 350 Index Fun COM              464287861      815 6972.0000SH       SOLE                6972.0000
IShares Tr Dow Jones RE US Rea COM              464287739      898 11600.0000SH      SOLE               11600.0000
IShares Trust Dow Jones Select COM              464287168      227 3157.0000SH       SOLE                3157.0000
IShares Trust Index Fund FTSE  COM              464287184     2345 18200.0000SH      SOLE               18200.0000
IShares Trust Russell 2000 Gro COM              464287648      747 8700.0000SH       SOLE                8700.0000
IShares Trust S&P 500 Index    COM              464287200     1941 12894.0000SH      SOLE               12894.0000
IShares: MSCI EAFE Index Fund  COM              464287465     3215 39806.0000SH      SOLE               39806.0000
MS India Investment Fund       COM              61745C105     1950 43353.0000SH      SOLE               43353.0000
Nuveen Equity Premier Income F COM              6706ER101      490 26840.0000SH      SOLE               26840.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      763 41870.0000SH      SOLE               41870.0000
Nuveen Select Mat Mun Shares B COM              67061T101      238 25050.0000SH      SOLE               25050.0000
Nuveen Select Tax Free Income  COM              67063X100      161 12000.0000SH      SOLE               12000.0000